Discontinued operations - Tele2 Kazakhstan financial information (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income statement
Revenue	kr 23,704	kr 21,466	kr 18,131
Operating profit/loss	3,750	3,469	3,133
Profit (loss) before tax	3,372	3,165	2,791
Net profit/(loss)	991	220	(2,581)
Balance Sheet
Intangible assets	49,763	9,561	13,370
Tangible assets	9,192	8,692	14,329
Financial assets	1,028	794	1,560
Deferred tax assets	368	1,911	1,766
TOTAL ASSETS	82,644	39,724	41,142
Non-current liabilities	27,444	12,563	9,867
Net assets (liabilities)	36,362	17,132	18,473
Cash flow statement
Cash flow from operating activities	5,160	5,732	5,016
Cash flow from investing activities	(9,809)	(2,532)	(6,662)
Cash flow from financing activities	4,225	(2,675)	1,746
NET CHANGE IN CASH AND CASH EQUIVALENTS	(424)	525	100
Cash and cash equivalents at beginning of the year	802	257	107
Exchange rate differences in cash and cash equivalents	26	20	50
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	404	802	257
Tele2 Kazakhstan
Income statement
Revenue	3,084	2,721	2,126
Operating profit/loss	586	117	(680)
Profit (loss) before tax	330	(159)	(1,038)
Net profit/(loss)	271	56	(1,048)
Balance Sheet
Intangible assets	384	463	596
Tangible assets	2,057	2,279	2,409
Financial assets	8	10	118
Deferred tax assets	393	473	6
Current assets	538	1,008	795
TOTAL ASSETS	3,380	4,233	3,924
Non-current liabilities	2,431	3,245	3,088
Current liabilities	894	1,212	1,425
Total liabilities	3,325	4,457	4,513
Net assets (liabilities)	55	(224)	(589)
Cash flow statement
Cash flow from operating activities	852	458	36
Cash flow from investing activities	(308)	(728)	(383)
Cash flow from financing activities	(691)	375	447
NET CHANGE IN CASH AND CASH EQUIVALENTS	(147)	105	100
Cash and cash equivalents at beginning of the year	199	110	1
Exchange rate differences in cash and cash equivalents	1	(16)	9
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	kr 53	kr 199	kr 110